SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774
Restricted Share Units [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,874,000	2,372,875
Granted		1,481,000
Exercised		(863,901)
Cancelled / Forfeited	(12,000)	(115,974)
Stock options outstanding, Ending	2,874,000	2,874,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning | (per share)	$ 1.28	$ 0.94
Weighted Average Exercise Price, Granted | $ / shares		1.64
Weighted Average Exercise Price, Exercised | $ / shares		0.99
Weighted Average Exercise Price, exercised | $ / shares		0.99
Weighted Average Exercise Price, Cancelled / Forfeited | (per share)	1.64	1.00
Stock options outstanding | (per share)	$ 1.28	$ 1.28